Leases (Lease Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease Liability, Period Increase (Decrease) Rollforward [Roll Forward]
Lease liability, beginning of year	$ 223.8
Additions	5.5
Dispositions	(3.0)
Financing	8.9
Payments on lease liability	(34.1)	$ 0.0
Lease modification	(19.7)
Foreign exchange	(0.2)
Lease liability, end of year	181.2	223.8
Expected to be incurred within one year	31.3	$ 0.0
Expected to be incurred beyond one year	149.9
Expense relating to variable lease payments not included in measurement of lease liabilities	5.2
Expense relating to short-term leases for which recognition exemption has been used	$ 1.3